Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SA FUNDS – INVESTMENT TRUST
Entity Central Index Key	0001075065
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
SA U.S. Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Fixed Income Fund
Class Name	SA U.S. Fixed Income Fund
Trading Symbol	SAUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Fixed Income Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://focusadvisorsolutions.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUFX	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® US Core Bond IndexSM, which is composed of U.S. dollar-denominated investment grade bonds and is designed to be representative of the U.S. bond market overall. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® US 1-3 Year Composite Government and Corporate Bond IndexSM, which is designed to measure the performance of U.S. dollar-denominated government and corporate bonds with maturities between one and three years. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 3.62%, compared to a return of 3.15% for the Fund’s Additional Index. The Fund outperformed the Additional Index by 0.47% after deducting the Fund’s net operating expenses for the year. The outperformance of the Fund relative to its Additional Index was due to the Fund's overweight position in securities at the shortest end of the yield curve, where returns across the fiscal year were stronger.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUFX	3.62%	2.09%	1.42%
Regulatory Index	3.81%	0.04%	1.52%
Additional Index	3.15%	2.06%	1.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 447,417,805
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 588,408
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$447,417,805
# of Portfolio Holdings	141
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$588,408

Holdings [Text Block]	What did the Fund invest in?
Portfolio Composition (As a % of long-term investments)
Corporate Bonds and Notes	56.1%
U.S. Government & Agency Obligations	30.0
Yankee Corporate Bonds and Notes	13.9

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://focusadvisorsolutions.com/sa-funds/documents
SA Global Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	SA Global Fixed Income Fund
Class Name	SA Global Fixed Income Fund
Trading Symbol	SAXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Global Fixed Income Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://focusadvisorsolutions.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAXIX	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® Global Core Bond Hedged IndexSM, which is composed of investment grade bonds and is designed to be representative of the global bond market overall. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM, which is designed to measure the performance of global investment grade government bonds with maturities between one and five years. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 3.93%, compared to a return of 3.22% for the Fund’s Additional Index. The Fund outperformed the Additional Index for the fiscal year by 0.71%, after deducting the Fund’s net operating expenses for the year. The outperformance was primarily due to the Fund's overweight exposure (relative to the Additional Index) in higher grade bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAXIX	3.93%	1.55%	1.30%
Regulatory Index	3.21%	0.43%	1.67%
Additional Index	3.22%	2.28%	2.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 547,800,313
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,363,757
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$547,800,313
# of Portfolio Holdings	135
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,363,757

Holdings [Text Block]	What did the Fund invest in?
Portfolio Composition
(As a % of long-term investments)
Sovereign Bonds and Notes	45.7%
Corporate Bonds and Notes	33.8
U.S. Government & Agency Obligations	20.5

Largest Holdings [Text Block]
Top Ten Largest Countries
(As a % of long-term investments)
United States	36.3%
Canada	20.0
Supranational	12.9
Australia	7.6
New Zealand	5.5
Finland	3.7
France	2.9
Denmark	2.7
Netherlands	2.2
Others	6.2

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://focusadvisorsolutions.com/sa-funds/documents
SA U.S. Core Market Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Core Market Fund
Class Name	SA U.S. Core Market Fund
Trading Symbol	SAMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Core Market Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://focusadvisorsolutions.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAMKX	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of a broad-based securities market index. For this Fund, performance is compared to the Morningstar® US Market Extended IndexSM (the "Regulatory Index"), which is composed of large, mid, and small cap U.S. stocks. The Regulatory Index is unmanaged and does not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 21.06% compared to a return of 23.02% for the Fund’s Regulatory Index. The Fund underperformed the Regulatory Index during the fiscal year by 1.96%, after deducting the Fund’s net operating expenses for the year. During the fiscal year the Fund held a larger position than the Regulatory Index in stocks of companies with higher levels of operating profitability ("high profitability stocks") while also holding a smaller position than the Regulatory Index in stocks of companies with lower levels of operating profitability ("low profitability stocks"). However, during the fiscal year, the returns of low profitability stocks were stronger than the returns of higher profitability stocks, hence the Fund's lower exposure to low profitability stocks contributed to the underperformance of the Fund relative to its Regulatory Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAMKX	21.06%	12.00%	14.62%
Regulatory Index	23.02%	12.31%	15.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 746,046,200
Holdings Count | Holding	827
Advisory Fees Paid, Amount	$ 2,805,532
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$746,046,200
# of Portfolio Holdings	827
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$2,805,532

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors
(As a % of long-term investments)
Information Technology	33.6%
Financials	15.4
Communication Services	9.8
Health Care	9.6
Industrials	9.6
Consumer Discretionary	9.4
Consumer Staples	5.5
Utilities	2.7
Energy	2.6
Materials	1.7

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://focusadvisorsolutions.com/sa-funds/documents
SA U.S. Value Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Value Fund
Class Name	SA U.S. Value Fund
Trading Symbol	SABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://focusadvisorsolutions.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SABTX	$86	0.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® US Large-Mid Cap Broad Value IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the U.S. stock market. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 33.24%, compared to a return of 23.55% for the Fund’s Additional Index. The Fund outperformed this Additional Index during the fiscal year by 9.69%, after deducting the Fund’s net operating expenses for the year. During the fiscal year the Fund held larger positions than the Additional Index in the stocks of companies whose ratio of price-to-book-value was below the average level of stocks and the Fund held smaller positions than the Additional Index in the stocks of companies whose ratio of price-to-book-value was above the average level of stocks. This positioning - in particular the decision to avoid larger positions in stocks with higher levels of price-to-book-value - helped the Fund outperform the Additional Index, since the stocks with higher price-to-book-value ratios tended to underperform the market during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SABTX	33.24%	11.46%	11.65%
Regulatory Index	23.02%	12.31%	15.09%
Additional Index	23.55%	11.83%	12.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 636,861,543
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 2,301,736
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$636,861,543
# of Portfolio Holdings	266
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$2,301,736

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	22.5%
Information Technology	16.4
Health Care	14.7
Industrials	13.0
Energy	10.3
Consumer Discretionary	7.1
Materials	6.2
Communication Services	5.2
Consumer Staples	4.1
Real Estate	0.5

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://focusadvisorsolutions.com/sa-funds/documents
SA U.S. Small Company Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Small Company Fund
Class Name	SA U.S. Small Company Fund
Trading Symbol	SAUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Small Company Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://focusadvisorsolutions.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUMX	$103	0.89%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® US Small Cap Extended Market IndexSM, which is designed to measure the performance of small cap stocks within the U.S. stock market. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 31.62%, compared to a return of 31.35% for the Fund’s Additional Index. The Fund outperformed this Additional Index during the fiscal year by 0.27% after deducting the Fund’s net operating expenses for the year. The Fund’s outperformance relative to the Additional Index over the fiscal year was the result of three factors relating to the Fund's portfolio: first, the Fund's greater holdings of mid-cap stocks than the Additional Index; second, the Fund's greater holding of the smallest stocks than the Additional Index; and third, the Fund's exclusion of real estate securities. Both mid-cap stocks and the smallest capitalization stocks performed strongly during the fiscal year, benefiting the Fund's overweight position in those security types. Real estate securities during the fiscal year had weak performance, which also benefited the Fund by virtue of the Fund's exclusion of real estate securities during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUMX	31.62%	9.13%	11.33%
Regulatory Index	23.02%	12.31%	15.09%
Additional Index	31.35%	6.64%	10.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 358,060,549
Holdings Count | Holding	1,559
Advisory Fees Paid, Amount	$ 1,279,590
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$358,060,549
# of Portfolio Holdings	1,559
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,279,590

Holdings [Text Block]

What did the Fund invest in?
Top Ten Largest Sectors
(As a % of long-term investments)
Industrials	22.6%
Financials	21.3
Information Technology	14.0
Consumer Discretionary	13.1
Health Care	10.6
Materials	4.5
Energy	4.4
Consumer Staples	4.1
Utilities	2.8
Communication Services	1.9

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://focusadvisorsolutions.com/sa-funds/documents
SA International Value Fund
Shareholder Report [Line Items]
Fund Name	SA International Value Fund
Class Name	SA International Value Fund
Trading Symbol	SAHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA International Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://focusadvisorsolutions.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAHMX	$104	0.91%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segments of the international developed markets. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 28.93%, compared to a return of 27.47% for the Fund’s Additional Index. The Fund outperformed the Additional Index during the fiscal year by 1.46% after deducting the Fund’s net operating expenses for the year. During the fiscal year the Fund maintained a larger position than the Additional Index in the stocks of companies whose ratio of price-to-book-value were among the lowest in the Additional Index (known as “deeper value stocks”), while the Fund had less weight than the Additional Index in stocks with higher ratios of price-to-book-value. During the fiscal year, returns on deeper value stocks were stronger, on average, than the returns of the other stocks in the Additional Index with higher ratios of price-to-book-value, hence the Fund's greater allocation to deeper value stocks contributed to the Fund outperforming the Additional Index for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAHMX	28.93%	13.73%	11.22%
Regulatory Index	20.85%	8.80%	9.64%
Additional Index	27.47%	12.92%	10.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 620,473,199
Holdings Count | Holding	399
Advisory Fees Paid, Amount	$ 2,772,850
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$620,473,199
# of Portfolio Holdings	399
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$2,772,850

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors
(As a % of long-term investments)
Financials	37.8%
Energy	13.7
Materials	10.9
Consumer Discretionary	10.0
Industrials	9.3
Consumer Staples	5.0
Health Care	4.5
Communication Services	3.3
Utilities	2.5
Real Estate	1.9

Largest Holdings [Text Block]
Top Ten Largest Countries
(As a % of long-term investments)
Japan	22.6%
United Kingdom	11.1
France	10.7
Canada	10.6
Switzerland	8.1
Germany	7.8
Australia	6.0
Netherlands	4.9
Spain	3.8
Others	14.4

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://focusadvisorsolutions.com/sa-funds/documents
SA International Small Company Fund
Shareholder Report [Line Items]
Fund Name	SA International Small Company Fund
Class Name	SA International Small Company Fund
Trading Symbol	SAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA International Small Company Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://focusadvisorsolutions.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://focusadvisorsolutions.com/safunds/documents
Expenses [Text Block]	What were the Fund costs for last year? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAISX	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® Developed Markets ex-US Small Cap Target Market Exposure IndexSM, which is designed to measure the performance of small cap stocks within the international developed markets. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 17.41%, compared to a return of 20.30% for the Fund’s Additional Index. The Fund underperformed the Additional Index during the fiscal year by 2.89% after deducting the Fund’s net operating expenses for the year. During the fiscal year, the Fund held smaller exposures than the Additional Index in stocks considered to be mid-cap stocks and larger small cap stocks. During the fiscal year, however, such stocks, and especially the mid-cap stocks, performed more strongly than the smaller cap stocks held predominantly by the Fund, hence the Fund underperformed the Additional Index during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAISX	17.41%	7.21%	8.75%
Regulatory Index	20.85%	8.80%	9.64%
Additional Index	20.30%	5.82%	8.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 281,444,908
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 705,786
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$281,444,908
# of Portfolio Holdings	1
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$705,786

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Holdings (As a % of total investments)
DFA International Small Company Portfolio, Class Institutional *	100.0%

*	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/usen/funds/dfisx/international-small-company-portfolio-i.

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://focusadvisorsolutions.com/sa-funds/documents
SA Emerging Markets Value Fund
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Value Fund
Class Name	SA Emerging Markets Value Fund
Trading Symbol	SAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Emerging Markets Value Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://focusadvisorsolutions.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://focusadvisorsolutions.com/safunds/documents
Expenses [Text Block]	What were the Fund costs for last year? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAEMX	$124	1.04%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® Emerging Markets All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in emerging markets. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® Emerging Markets Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the emerging markets. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 38.50%, compared to a return of 40.98% for the Fund’s Additional Index. The Fund underperformed the Additional Index during the fiscal year by 2.48% after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund maintained a larger position than that of the Additional Index in the stocks of companies whose ratio of price-to-book-value were among the lowest in the Additional Index (known as “deeper value stocks”), while the Fund maintained a smaller position than that of the Additional Index in those value stocks with higher ratios of price-to-book-value. During the fiscal year, returns on value stocks with higher price-to-book-value in the Additional Index were strong, hence the Fund's lower allocation to those stocks contributed to the Fund’s underperformance relative to the Additional Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAEMX	38.50%	10.29%	9.77%
Regulatory Index	38.85%	7.23%	10.11%
Additional Index	40.98%	10.80%	11.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 246,329,102
Holdings Count | Holding	1,778
Advisory Fees Paid, Amount	$ 421,189
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$246,329,102
# of Portfolio Holdings	1,778
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$421,189

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Information Technology	32.4%
Financials	24.4
Consumer Discretionary	8.9
Materials	8.5
Industrials	8.5
Energy	7.4
Communication Services	2.7
Health Care	2.2
Consumer Staples	2.0
Real Estate	1.9

Largest Holdings [Text Block]
Top Ten Largest Countries (As a % of long-term investments)
Taiwan	32.6%
China	20.2
Korea	18.1
India	13.4
South Africa	3.1
Brazil	2.8
Mexico	1.6
Malaysia	1.2
Poland	1.2
Others	5.8

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://focusadvisorsolutions.com/sa-funds/documents
SA Real Estate Securities Fund
Shareholder Report [Line Items]
Fund Name	SA Real Estate Securities Fund
Class Name	SA Real Estate Securities Fund
Trading Symbol	SAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Real Estate Securities Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://focusadvisorsolutions.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://focusadvisorsolutions.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (Based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAREX	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® US REIT IndexSM, which is designed to measure the performance of real estate stocks within the U.S. stock market. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 13.93%, compared to a return of 14.74% for the Fund’s Additional Index. The Fund underperformed the Additional Index during the fiscal year by 0.81% after deducting the Fund’s net operating expenses for the year. Most of the Fund's underperformance to the Additional Index during the fiscal year was due to the fact that the Fund charges operating expenses while the Additional Index does not. Prior to the deduction of the Fund's operating expenses, the Fund's performance was slightly ahead of that of the Additional Index. Once the Fund's operating expenses were taken into consideration, however, the Fund underperformed the Additional Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAREX	13.93%	2.98%	4.80%
Regulatory Index	23.02%	12.31%	15.09%
Additional Index	14.74%	3.67%	5.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 127,045,767
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 287,286
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$127,045,767
# of Portfolio Holdings	123
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$287,286

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Industry Holdings (As a % of long-term investments)
Specialized REITs	33.2%
Retail REITs	18.1
Health Care REITs	16.9
Residential REITs	12.9
Industrial REITs	10.2
Hotel & Resort REITs	3.3
Office REITs	3.1
Diversified REITs	2.3

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://focusadvisorsolutions.com/sa-funds/documents
SA Worldwide Moderate Growth Fund
Shareholder Report [Line Items]
Fund Name	SA Worldwide Moderate Growth Fund
Class Name	SA Worldwide Moderate Growth Fund
Trading Symbol	SAWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Worldwide Moderate Growth Fund for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://focusadvisorsolutions.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://focusadvisorsolutions.com/safunds/documents
Expenses [Text Block]

What were the Fund costs for last year?

(Based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAWMX	$0*	0.00%*
*	Focus Advisor Solutions, LLC (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as further described in the Fund's prospectus. Shareholders would have paid $78, or 0.71% when considering the acquired fund fees and expenses.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Regulatory Index”) known as the Morningstar® Global Markets IndexSM, which is composed of large, mid, and small cap stocks and is designed to be representative of the global stock market overall. The Fund’s performance is also compared to an additional index (the “Additional Index”) known as the Morningstar® US Moderate Target Allocation IndexSM, which is designed to measure the performance of a portfolio holding 60% global stocks and 40% global bonds. The Additional Index is closer in scope to the universe of securities that could be chosen within the Fund. The market indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2026, the Fund had a net return of 20.79%, compared to a return of 15.00% for the Fund’s Additional Index. The Fund outperformed the Additional Index for the fiscal year by 5.79%. Since the Fund invests exclusively in shares of the SA Fund family (the “Underlying Funds”), the performance of the Fund relative to the Additional Index is driven primarily by the performance of each of the Underlying Funds against the Fund's Additional Index. For the fiscal year, five of the eight Underlying Funds contributed positively to relative performance, notably the SA U.S. Value Fund and the SA International Value Fund. Three of the eight underlying funds contributed negatively to relative performance for the fiscal year, most notably the SA U.S. Core Market Fund and the SA Global Fixed Income Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Regulatory Index and for the Additional Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAWMX	20.79%	8.91%	9.25%
Regulatory Index	23.78%	10.51%	12.45%
Additional Index	15.00%	7.42%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 23,519,162
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$23,519,162
# of Portfolio Holdings	8
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Holdings (As a % of total investments)
SA International Value Fund	19.8%
SA U.S. Value Fund	17.0
SA U.S. Core Market Fund	16.9
SA Global Fixed Income Fund	14.9
SA U.S. Fixed Income Fund	14.8
SA U.S. Small Company Fund	6.9
SA Emerging Markets Value Fund	6.7
SA Real Estate Securities Fund	3.0

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://focusadvisorsolutions.com/sa-funds/documents

[1]	Focus Advisor Solutions, LLC (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as further described in the Fund's prospectus. Shareholders would have paid $78, or 0.71% when considering the acquired fund fees and expenses.